Debt (Schedule of Long-Term Debt Repayments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Debt [Abstract]
2016	$ 0
2017	0
2018	0
2019	0
2020	665
Thereafter	7,435
Total	$ 8,100